17. Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial instruments
	2019 $	2018 $
Financial assets
Cash and cash equivalents*	173,343	195,601
Financial liabilities
Trade and other payables	19,285	20,720

* Under the category of the financial instrument standard the cash and cash equivalent is classified as loans and receivable under IAS 39 in 2018 and is classified as a financial asset at amortised cost in 2019 under IFRS 9.

Credit risk
	2019 $	2018 $
Cash and Cash Equivalents
Counterparties with external credit rating (Standard and Poors)
A-1+ (Australian)	166,644	189,836
P-2 (Malaysia)	6,699	5,765
	173,343	195,601

Liquidity risk
				Weighted Average Interest Rate
	2019		2018	2019		2018
	$			$	%	%
Financial Assets:
Cash and cash equivalents		173,343	195,601		1.26%	1.02
		173,343	195,601
Financial Liabilities:
Current liabilities		173,170	204,605